Note 5 - Acquisitions (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended
	Jun. 17, 2013	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2013
Note 5 - Acquisitions (Details) [Line Items]
Power Purchase Agreements Remaining Contractual Term	10 years	10 years
Power Purchase Agreements, Contractual Term	20 years
Index-priced PPA [Member]
Note 5 - Acquisitions (Details) [Line Items]
Sale Price, Power Generated, Per Unit (in Dollars per Kilowatt)	0.12	0.12
GSA-1 Scheduled Rate [Member]
Note 5 - Acquisitions (Details) [Line Items]
Sale Price, Power Generated, Per Unit (in Dollars per Kilowatt)	0.10	0.10
Between Execution of the MIPA and the Financial Close [Member] | Power Purchase Agreements [Member] | IS 46 [Member]
Note 5 - Acquisitions (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets			$ 300,000
Through the Project's Commercial Operation Date [Member] | Power Purchase Agreements [Member] | IS 46 [Member]
Note 5 - Acquisitions (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets				150,000
Power Purchase Agreements [Member] | IS 46 [Member]
Note 5 - Acquisitions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years
Acquire Intangible Assets, Future Minimum Payments Due			6,280,000
Intangible Asset Acquisition, Percentage of Interests Acquired			100.00%
Cumulative Payments, Percent			70.00%
Remaining Purchase Price, Percent				30.00%
Payments to Acquire Intangible Assets		870,000
Project Cost, Expected Cost		173,000,000
Powerhouse One, LLC [Member] | Vis Solis, LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	89.00%
Business Combination, Consideration Transferred	6,200,000
Stock Issued During Period, Shares, Acquisitions (in Shares)	46,010
Business Acquisition, Percentage of Voting Interests Remaining to be Acquired	11.00%
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	766,827
Business Combination, Acquisition Related Costs	277,287
Powerhouse One, LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Number of Solar Arrays	4
Property, Plant and Equipment, Useful Life	23 years